Investments in Other Ventures (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 1996	Dec. 31, 2013	Dec. 31, 2012
Investments In Other Ventures [Line Items]
Notes Issued	$ 150,000
Debt Instrument, Interest Rate During Period	7.00%
Total assets		22,477,406	22,995,519
Net loss for the year ended December 31		(487,706)	(870,471)
Gain (Loss) on Sale of Investments		355	213
Investment in other ventures		193,457	193,812
Laurel [Member]
Investments In Other Ventures [Line Items]
Partnership Interest Percentage	42.00%	47.00%
Payments To Acquire Interest In Partnership		160,660
Total assets		314,787
Net loss for the year ended December 31		398
Investment in other ventures		$ 193,457	$ 193,812